Interest Income - Summary of interest income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of Interest Income [Abstract]
Bank deposits	$ 2,834.8		$ 5,139.1	$ 11,454.0
Financial assets at FVTPL			2.5	339.5
Financial assets at FVTOCI	2,192.5		3,121.9	3,476.2
Financial assets at amortized cost	681.5		754.9	919.7
Interest income	$ 5,708.8	$ 205.8	$ 9,018.4	$ 16,189.4